UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA           November 7, 2001
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          44

Form 13F Information Table Value Total:    $6277111
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    46851  3530600 SH       SOLE                  3443800
American Express Company       COM              025816109   291829 10042300 SH       SOLE                  9518200            310400
Anglo American PLC             COM              03485p102      808    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   172486  3811000 SH       SOLE                  3576800            139900
Archstone Communities Trust    COM              039581103   181779  6964700 SH       SOLE                  6549900            243400
Bear Stearns Companies, Inc.   COM              073902108     1638    32754 SH       SOLE                    32754
Computer Sciences Corporation  COM              205363104   172952  5214100 SH       SOLE                  4927600            163100
Electronic Data Systems Corpor COM              285661104     2015    35000 SH       SOLE                    35000
Equity Office Properties Trust COM              294741103   240608  7519000 SH       SOLE                  7024600            291000
Equity Residential Properties  COM              29476L107   296654  5079700 SH       SOLE                  4838700            148600
Fannie Mae                     COM              313586109   335355  4188802 SH       SOLE                  3993702            119400
Freddie Mac                    COM              313400301   589266  9065625 SH       SOLE                  8649325            254000
Gillette Co.                   COM              375766102      420    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     2555    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   117902  2029300 SH       SOLE                  1878600             90300
Great Lakes Chemical Corporati COM              390568103    34014  1539100 SH       SOLE                  1426400             71400
Johnson & Johnson              COM              478160104     2017    36400 SH       SOLE                    36400
Kraft Foods, Inc./Class A      COM              50075n104   157174  4573000 SH       SOLE                  4358800            123100
Lockheed Martin Corporation    COM              539830109     4222    96500 SH       SOLE                    96500
Mack-Cali Realty Corporation   COM              554489104   103258  3330900 SH       SOLE                  3183300             89300
Manpower Inc.                  COM              56418H100   205361  7799500 SH       SOLE                  7409400            233900
Mattel, Inc.                   COM              577081102      597    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   377121 13895400 SH       SOLE                 13147900            445700
Newell Rubbermaid Inc.         COM              651229106   247825 10912600 SH       SOLE                 10282100            377600
Nike, Inc.  Class B            COM              654106103      941    20100 SH       SOLE                    20100
Office Depot Inc.              COM              676220106   175660 12916200 SH       SOLE                 12251800            382300
Old Republic International Cor COM              680223104    94434  3602966 SH       SOLE                  3365811            143880
PepsiCo, Inc.                  COM              713448108     3996    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   547852 11345040 SH       SOLE                 10726940            368300
Pitney Bowes Inc.              COM              724479100   124673  3263700 SH       SOLE                  3094300            103100
R.R. Donnelley & Sons Company  COM              257867101   191317  7072700 SH       SOLE                  6722300            214800
Sara Lee Corporation           COM              803111103   263824 12386100 SH       SOLE                 11677700            424000
Security Capital Group Inc./Cl COM              81413P105    13814    14541 SH       SOLE                    14067
Security Capital Group Inc./Cl COM              81413P204   133704  7146150 SH       SOLE                  6813500            192650
Sherwin-Williams               COM              824348106    45800  2061200 SH       SOLE                  1968400             54700
Staples, Inc.                  COM              855030102   250146 18737500 SH       SOLE                 17883100            488200
Target Corporation             COM              87612e106   157764  4968950 SH       SOLE                  4651550            185900
Tenet Healthcare Corporation   COM              88033g100     5369    90000 SH       SOLE                    90000
The Interpublic Group of Compa COM              460690100   230669 11307300 SH       SOLE                 10699900            357600
The SABRE Group Holdings, Inc. COM              785905100    13370   500000 SH       SOLE                   480000             10300
Toys ''R'' Us Inc.             COM              892335100     1246    72300 SH       SOLE                    72300
Tyson Foods Inc. Class A       COM              902494103    51982  5187862 SH       SOLE                  4869874            187288
UST Inc.                       COM              902911106   229027  6898400 SH       SOLE                  6580400            197200
United Technologies Corporatio COM              913017109   156817  3372400 SH       SOLE                  3219000             91600